SCHEDULE OF QUANTITATIVE INFORMATION REGARDING LEVEL 3 FAIR VALUE MEASUREMENTS INPUTS (Details) - Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2025	Dec. 31, 2024	Dec. 13, 2024
Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input			9.50
Measurement Input, Share Price [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input	1.19	3.00	9.50
Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input			26.50
Measurement Input, Price Volatility [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input	25.40	34.00	34.00
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input			4.25
Measurement Input, Risk Free Interest Rate [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input	3.92	4.38	4.25
Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input			0.00
Measurement Input, Expected Dividend Rate [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input	0.00	0.00	0.00
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input			11.50
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input			9.50
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input Public Warrant Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input			0.075
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input			4.25
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input			0.00
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input	11.50	11.50
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input	1.19	3.00
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input Public Warrant Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input	0.0785	0.085
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input	78.20	33.50
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input	3.69	4.38
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurement input	0.00	0.00